SCHEDULE OF ROLLFORWARD OF INCOME TAX PAYABLE (Details) - Goodvision AI Inc [Member] - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
ScheduleOfRollForwardOfIncomeTaxPayableLineItem [Line Items]
Balance			$ 31,441
Current period income tax expense		$ 6,041		$ 12,644
Payments made
Balance	$ 31,441		$ 31,441